SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 571	$ 558	$ 410	$ 396	$ 298	$ 355
Property, plant and equipment, at fair value	37,258		37,915
Total assets	41,769		41,986
Total borrowings	13,956		13,512
Other liabilities	13,985		14,249
Additions to property, plant and equipment	456			457
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	181		136
Property, plant and equipment, at fair value	17,739		17,872
Total assets	19,918		19,835
Total borrowings	5,276		5,323
Other liabilities	10,831		10,846
Additions to property, plant and equipment	154			162
Contribution from equity- accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(1)		(2)
Property, plant and equipment, at fair value	(610)		(604)
Total assets	(175)		(176)
Total borrowings	(163)		(161)
Other liabilities	(12)		(15)
Additions to property, plant and equipment	(7)			(5)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	391		276
Property, plant and equipment, at fair value	20,129		20,647
Total assets	22,026		22,327
Total borrowings	8,843		8,350
Other liabilities	3,166		3,418
Additions to property, plant and equipment	309			300
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	25,275		25,720
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	62		41
Property, plant and equipment, at fair value	13,501		13,577
Total assets	15,181		15,108
Total borrowings	2,803		2,720
Other liabilities	4,147		4,051
Additions to property, plant and equipment	61			92
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	4,961		5,112
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	60		35
Property, plant and equipment, at fair value	1,458		1,478
Total assets	1,723		1,700
Total borrowings	723		765
Other liabilities	433		379
Additions to property, plant and equipment	20			25
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,836		6,890
Solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	48		43
Property, plant and equipment, at fair value	1,568		1,585
Total assets	1,732		1,731
Total borrowings	1,265		1,377
Other liabilities	170		119
Additions to property, plant and equipment	63			41
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	11		13
Property, plant and equipment, at fair value	1,212		1,232
Total assets	1,268		1,279
Total borrowings	485		461
Other liabilities	18		66
Additions to property, plant and equipment	10			4
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	0		4
Property, plant and equipment, at fair value	0		0
Total assets	14		17
Total borrowings	0		0
Other liabilities	6,063		$ 6,231
Additions to property, plant and equipment	$ 0			$ 0